Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2025
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	October 31, 2025	October 31, 2024
Other receivables	25,765	69,454
Deferred IPO Cost	—	1,088,400
Prepaid expenses	337,863	8,030
Total	363,628	1,165,884
Less：Allowance for expected credit losses	(11,002)	(51,013)
Other receivables and other current assets, net	352,626	1,114,871